Commitments and Contingencies - Schedule of Potential Commitments for Bonds Outstanding (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Guarantor Obligations [Line Items]
Maximum potential commitments	$ 676,428
Performance bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	352,479
Wide Area Progressive bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	285,986
Litigation bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	31,013
All other bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	$ 6,950